UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Blenheim Capital Management, L.L.C.

Address:   300 Connell Drive, Suite 5200
           Berkeley Heights, New Jersey 07922


Form 13F File Number: 28-12313


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph F. Esposito
Title:  Managing Director
Phone:  (732) 560-6246

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph F. Esposito             Berkeley Heights, New Jersey       2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-122205        Summit Global Management, Inc.
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              16

Form 13F Information Table Value Total:  $      115,667
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALPHA NATURAL RESOURCES INC  Common Stock   02076X102  3882.00   190,000 SH       SOLE                  190,000      0    0
ALPHA NATURAL RESOURCES INC  Common Stock   02076X902   962.00     3,044 SH  CALL SOLE                    3,044      0    0
ANOORAQ RESOURCES CORP       Common Stock   03633E108  1950.00 5,026,553 SH       SOLE                5,026,553      0    0
CENTURY ALUMINUM COMPANY     Common Stock   156431108 26381.00 3,100,000 SH       SOLE                3,100,000      0    0
CHINA MING YANG WIND POW-ADR ADR            16951C108 13969.00 6,153,907 SH       SOLE                6,153,907      0    0
COBALT INTERNATIONAL ENERGY  Common Stock   19075F106  2328.00   150,000 SH       SOLE                  150,000      0    0
HUDBAY MINERALS INC          Common Stock   443628102 17430.00 1,750,000 SH       SOLE                1,750,000      0    0
JPMORGAN CHASE & CO          Common Stock   46625H100  3325.00   100,000 SH       SOLE                  100,000      0    0
NATIONAL OILWELL VARCO INC   Common Stock   637071101   340.00     5,000 SH       SOLE                    5,000      0    0
SOUTHWESTERN ENERGY CO       Common Stock   845467109   160.00     5,000 SH       SOLE                    5,000      0    0
SPDR S&P METALS & MINING ETF ETF            78464A755  2450.00    50,000 SH       SOLE                   50,000      0    0
TECK RESOURCES LTD-CL B      Common Stock   878742204 30502.00   866,777 SH       SOLE                  866,777      0    0
THOMPSON CREEK METALS CO INC Common Stock   884768102  7656.00 1,100,000 SH       SOLE                1,100,000      0    0
US BANCORP                   Common Stock   902973304  1353.00    50,000 SH       SOLE                   50,000      0    0
WELLS FARGO & CO             Common Stock   949746101  2756.00   100,000 SH       SOLE                  100,000      0    0
WELLS FARGO & CO             Common Stock   949746901   223.00       500 SH  CALL SOLE                      500      0    0


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